SCHEDULE OF PLANT AND EQUIPMENT (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 898,290	$ 1,521,895
Less: accumulated depreciation	(677,687)	(1,296,330)
Plant and equipment, net	220,603	225,565	$ 297,587
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	808,963	1,256,456
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	34,115	58,013
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 55,212	$ 207,426